Share-based payments - Movements in the number of share options (Details) - Options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Two Thousand And Twenty One Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted during the period	5,012,495
Forfeited during the period	(656,826)
Outstanding, end of period	4,355,669
Enterprise management incentive scheme (EMI) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding, start of period	19,670	16,817
Granted during the period		3,147
Grant arising due to scheme modification	23,213,933
Forfeited during the period	(1,576,948)	(294)
Exercised during the period	(645,571)
Outstanding, end of period	21,011,084	19,670